In-Process Research and Development, Net (Tables)	3 Months Ended
Dec. 31, 2025
In-Process Research and Development, Net [Abstract]
Schedule of In-Process Research and Development	A summary of the amortization for in-process research and development is as follows:
Year Ended September 30,	Amount
2026	$5,160,938
2027	6,881,250
2028	6,881,250
2029	6,881,250
2030	6,881,250
2031	6,881,250
Thereafter	33,259,375
Total	$72,826,523